Borrowings - Narrative (Details)		12 Months Ended
	Apr. 30, 2020 GBP (£)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)	Apr. 30, 2020 USD ($)	Apr. 01, 2019 GBP (£)	Mar. 31, 2018 GBP (£)
Disclosure of fair value measurement of liabilities [line items]
Borrowings		£ 30,794,000,000	£ 28,730,000,000			£ 26,625,000,000
Property, plant and equipment pledged as security		84,000,000	81,000,000
Collateral received		785,000,000	558,000,000
Liability held at fair value through profit and loss		741,000,000	667,000,000
Change in fair value		10,000,000	13,000,000
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation		18,000,000	57,000,000
Lease liabilities		735,000,000	270,000,000		£ 744,000,000
IFRS 16
Disclosure of fair value measurement of liabilities [line items]
Lease liabilities					£ 474,000,000
Borrowings
Disclosure of fair value measurement of liabilities [line items]
Notional amount		30,422,000,000	28,417,000,000
At fair value
Disclosure of fair value measurement of liabilities [line items]
Borrowings		34,174,000,000	32,252,000,000
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Borrowings		14,059,000,000	14,356,000,000
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Borrowings		20,115,000,000	17,896,000,000
Financial liabilities at fair value through profit and loss
Disclosure of fair value measurement of liabilities [line items]
Borrowings		£ 759,000,000	£ 724,000,000
Borrowings transactions | National Grid Electricity Transmission plc | Fixed interest rate bond, 20-year tenor
Disclosure of fair value measurement of liabilities [line items]
Notional amount	£ 400,000,000
Borrowings Maturity, Term	20 years
Borrowings transactions | Narragansett Electric Company | Fixed interest rate bond, 10-year tenor
Disclosure of fair value measurement of liabilities [line items]
Notional amount	£ 500,000,000			$ 600,000,000
Borrowings Maturity, Term	10 years